11. INCOME TAXES (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Current
Federal
State
Current Income Tax Expense (Benefit)
Deferred
Federal	(1,173)
State	(733)
Deferred Income Tax Expense (Benefit)	(1,906)
Change in valuation allowance	1,906
Income tax (benefit)
Total